Net Employee Defined Benefit Liability - Summary of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Change in discount rate by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	CAD (11.2)	CAD (10.5)
Decrease	11.8	11.0
Change in pre-retirement inflation rate by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	3.9	3.5
Decrease	(3.8)	(3.3)
Change in salary growth by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	0.5	0.8
Decrease	(0.5)	(0.6)
Change in pension increase assumption by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	6.4	0.8
Decrease	(6.1)	(0.8)
Increase of one year in the life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	CAD 6.0	CAD 4.6